OTHER INVESTMENTS (Details) - Schedule of Equity Investments Designated - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	$ 2,454	$ 5,255
Equity investments designated as FVTPL
Equity investments designated as FVTPL	15,314	10,478
Total	17,768	15,733
Public companies [Member]
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	2,383	2,966
Equity investments designated as FVTPL
Equity investments designated as FVTPL	11,533	10,478
Private companies [Member]
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	71	2,289
Equity investments designated as FVTPL
Equity investments designated as FVTPL	$ 3,781